Fees Summary	Oct. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,657,600
Previously Paid Amount	0.00
Total Fee Amount	492.21
Total Offset Amount	0.00
Net Fee	492.21
Narrative - Max Aggregate Offering Price	$ 5,657,600
Final Prospectus	true